Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities of continuing operations
Net income/(loss)	SFr (948)	SFr (2,707)	SFr (2,945)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	894	937	4,889
Provision for credit losses	210	252	324
Deferred tax provision/(benefit)	2,238	(193)	32
Share of net income/(loss) from equity method investments	(153)	(65)	(134)
Trading assets and liabilities, net	4,652	21,100	26,245
(Increase)/decrease in other assets	(15,597)	9,611	11,395
Increase/(decrease) in other liabilities	(1,931)	(1,255)	(22,805)
Other, net	2,093	(905)	(1,933)
Total adjustments	(7,594)	29,482	18,013
Net cash provided by/(used in) operating activities of continuing operations	(8,542)	26,775	15,068
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	40	117	349
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,286	(7,056)	36,964
Purchase of investment securities	(86)	(88)	(376)
Proceeds from sale of investment securities	14	14	19
Maturities of investment securities	422	363	908
Investments in subsidiaries and other investments	(1,094)	(1,403)	(594)
Proceeds from sale of other investments	1,970	1,737	1,938
(Increase)/decrease in loans	(13,674)	(3,745)	(5,446)
Proceeds from sale of loans	9,938	2,468	1,579
Capital expenditures for premises and equipment and other intangible assets	(1,068)	(1,164)	(1,102)
Proceeds from sale of premises and equipment and other intangible assets	1	55	13
Other, net	65	749	409
Net cash provided by/(used in) investing activities of continuing operations	10,814	(7,953)	34,661
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	3,423	10,267	(29,149)
Increase/(decrease) in short-term borrowings	5,018	6,594	(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,251)	(14,525)	(22,149)
Issuances of long-term debt	43,556	52,984	77,858
Repayments of long-term debt	(62,554)	(47,132)	(49,365)
Issuances of common shares	4,253	725	6,035
Sale of treasury shares	12,034	16,167	18,752
Repurchase of treasury shares	(12,757)	(16,197)	(19,761)
Dividends paid/capital repayments	(590)	(493)	(427)
Other, net	77	377	186
Net cash provided by/(used in) financing activities of continuing operations	(12,791)	8,767	(36,168)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(827)	1,244	(582)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(11,346)	28,833	12,979
Cash and due from banks at beginning of period	121,161	92,328	79,349
Cash and due from banks at end of period	109,815	121,161	92,328
Cash paid for income taxes and interest
Cash paid for income taxes	540	662	1,010
Cash paid for interest	9,961	9,136	10,208
Assets and liabilities sold in business divestitures
Assets sold	1,777	425	35
Liabilities sold	1,658	383	7
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	0	0	3
Bank
Operating activities of continuing operations
Net income/(loss)	(1,228)	(2,889)	(3,137)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	837	934	4,885
Provision for credit losses	210	252	324
Deferred tax provision/(benefit)	2,285	(234)	1
Share of net income/(loss) from equity method investments	(150)	(62)	(132)
Trading assets and liabilities, net	3,441	21,214	26,133
(Increase)/decrease in other assets	(15,435)	9,731	11,346
Increase/(decrease) in other liabilities	(1,443)	(1,021)	(22,312)
Other, net	2,993	(917)	(1,929)
Total adjustments	(7,262)	29,897	18,316
Net cash provided by/(used in) operating activities of continuing operations	(8,490)	27,008	15,179
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	40	117	300
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,286	(7,056)	36,964
Purchase of investment securities	(86)	(88)	(376)
Proceeds from sale of investment securities	14	14	19
Maturities of investment securities	422	363	908
Investments in subsidiaries and other investments	(1,094)	(1,357)	(555)
Proceeds from sale of other investments	1,967	1,693	1,896
(Increase)/decrease in loans	(14,779)	(4,221)	(5,277)
Proceeds from sale of loans	9,938	2,468	1,579
Capital expenditures for premises and equipment and other intangible assets	(950)	(1,164)	(1,101)
Proceeds from sale of premises and equipment and other intangible assets	60	55	13
Other, net	65	750	409
Net cash provided by/(used in) investing activities of continuing operations	9,883	(8,426)	34,779
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	3,187	10,237	(29,074)
Increase/(decrease) in short-term borrowings	5,507	6,594	(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,251)	(14,525)	(22,149)
Issuances of long-term debt	43,567	52,944	77,884
Repayments of long-term debt	(62,644)	(47,132)	(49,545)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(13)	(145)	(150)
Other, net	3,535	1,044	4,787
Net cash provided by/(used in) financing activities of continuing operations	(12,112)	9,017	(36,395)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(837)	1,213	(580)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(11,556)	28,812	12,983
Cash and due from banks at beginning of period	121,066	92,254	79,271
Cash and due from banks at end of period	109,510	121,066	92,254
Cash paid for income taxes and interest
Cash paid for income taxes	531	659	1,000
Cash paid for interest	9,688	9,105	10,196
Assets and liabilities sold in business divestitures
Assets sold	1,777	425	35
Liabilities sold	1,658	383	7
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	SFr 0	SFr 0	SFr 3